REGULATORY ASSETS AND LIABILITIES - Summary of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Regulatory assets:
Total regulatory assets	$ 3,867	$ 3,545
Less: current portion	(10)	(42)
Regulatory assets	3,857	3,503
Regulatory liabilities:
Total regulatory liabilities	1,851	1,598
Less: current portion	(230)	(122)
Regulatory liabilities	1,621	1,476
Pension benefit regulatory liability
Regulatory liabilities:
Total regulatory liabilities	610	647
Post-retirement and post-employment benefits
Regulatory liabilities:
Total regulatory liabilities	336	376
Earnings sharing mechanism (ESM) deferral
Regulatory liabilities:
Total regulatory liabilities	310	150
Retail settlement variance account (RSVA)
Regulatory liabilities:
Total regulatory liabilities	242	157
External revenue variance
Regulatory liabilities:
Total regulatory liabilities	75	31
Capitalized overhead tax variance
Regulatory liabilities:
Total regulatory liabilities	50	38
Other post-employment benefits (OPEB) asymmetrical carrying charge variance
Regulatory liabilities:
Total regulatory liabilities	49	33
Asset removal costs cumulative variance
Regulatory liabilities:
Total regulatory liabilities	48	26
Tax rule changes variance
Regulatory liabilities:
Total regulatory liabilities	36	34
Pension cost differential variance
Regulatory liabilities:
Total regulatory liabilities	30	21
Advanced Metering Infrastructure (AMI) 2.0 variance
Regulatory liabilities:
Total regulatory liabilities	29	7
Deferred income tax regulatory liability
Regulatory liabilities:
Total regulatory liabilities	9	4
Distribution rate riders
Regulatory liabilities:
Total regulatory liabilities	0	45
Other
Regulatory liabilities:
Total regulatory liabilities	27	29
Deferred income tax regulatory asset
Regulatory assets:
Total regulatory assets	3,549	3,263
Broadband deferral
Regulatory assets:
Total regulatory assets	73	48
Post-retirement and post-employment benefits - non-service cost
Regulatory assets:
Total regulatory assets	49	72
Environmental
Regulatory assets:
Total regulatory assets	43	44
Getting Ontario Connected Act variance
Regulatory assets:
Total regulatory assets	39	24
Distribution rate riders
Regulatory assets:
Total regulatory assets	26	0
Incremental cloud computing implementation costs deferral
Regulatory assets:
Total regulatory assets	20	10
Stock-based compensation
Regulatory assets:
Total regulatory assets	18	24
Rural and remote rate protection (RRRP) variance
Regulatory assets:
Total regulatory assets	0	18
Other
Regulatory assets:
Total regulatory assets	$ 50	$ 42